Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses

Accrued expenses at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Accrued compensation	$6,179	$6,280
Direct container expense	3,479	7,718
Interest payable	3,864	2,907
Other	807	1,586

Total accrued expenses	$14,329	$18,491